Employee Salaries and Benefit Expenses	12 Months Ended
Dec. 31, 2019
Disclosure Of Salaries And Employee Benefits [Abstract]
Employee Salaries and Benefit Expenses

33. EMPLOYEE SALARIES AND BENEFIT EXPENSES

For the years ended December 31,	2019	2018	2017
Salaries, Bonuses and Other Short-Term Employee Benefits	567	580	606
Post-Employment Benefits	29	30	27
Stock-Based Compensation Expense	67	9	(6)
Other Long-Term Incentive Benefits	31	-	-
Termination Benefits	6	63	19
	700	682	646